Dividends	12 Months Ended
Dec. 31, 2023
Share Capital, Reserves and Other Equity Interests [Abstract]
Dividends	Dividends
The following dividends were declared by the Company during the year ended December 31, 2023:

Record date	Payment date	Cash dividend per share	Total dividend amount (in thousands $)
November 13, 2023 - Regular dividend Q3 2023	November 28, 2023	$0.25	6,458
August 21, 2023 - Regular dividend Q2 2023	September 5, 2023	$0.25	6,467
May 15, 2023 - Regular dividend Q1 2023	May 30, 2023	$0.25	6,482
March 6, 2023 - Regular dividend Q4 2022	March 21, 2023	$0.25	6,489
Dividends declared in 2023 (1)			25,896
(1) Subsequent to year end, on February 20, 2024, a regular dividend of $0.25 per common share was declared for the quarter ended December 31, 2023. This dividend is payable on March 19, 2024 to shareholders of record at the close of business on March 4, 2024.